SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13:- SUBSEQENT EVENTS

On February 18, 2013, the Company's board of directors approved a grant to employees of options to purchase a total of 12,500 Ordinary Shares, at an exercise price of $ 4.69 per share. Such options to employees shall vest over a period of 4 years commencing on the above date.